Business Segment and Geographic Information (Tables)	12 Months Ended
Sep. 30, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Business Segment

	Industrial Gases– Americas	Industrial Gases– EMEA	Industrial Gases– Asia	Industrial Gases– Global	Corporate and other	Segment Total
2016
Sales to external customers	$3,344.1	$1,704.4	$1,720.4	$498.8	$236.0	$7,503.7
Operating income (loss)	893.2	384.6	451.0	(21.3)	(87.6)	1,619.9
Depreciation and amortization	443.6	185.7	197.9	7.9	19.5	854.6
Equity affiliates’ income	52.7	36.5	57.8	—	—	147.0
Expenditures for long-lived assets	406.6	159.5	313.3	6.0	22.3	907.7
Investments in net assets of and advances to equity affiliates	250.6	580.5	442.5	10.0	—	1,283.6
Total assets	5,896.7	3,178.6	4,232.7	367.6	2,384.5	16,060.1
2015
Sales to external customers	$3,694.5	$1,866.4	$1,661.3	$286.7	$315.4	$7,824.3
Operating income (loss)	806.1	331.3	389.3	(51.6)	(86.5)	1,388.6
Depreciation and amortization	417.5	194.3	209.9	16.5	20.3	858.5
Equity affiliates’ income (loss)	64.6	42.4	46.1	(.8)	—	152.3
Expenditures for long-lived assets	414.5	215.6	402.5	94.8	35.0	1,162.4
Investments in net assets of and advances to equity affiliates	249.7	564.1	421.7	14.3	—	1,249.8
Total assets	5,782.5	3,324.1	4,159.1	370.5	1,123.8	14,760.0
2014
Sales to external customers	$4,079.1	$2,150.8	$1,545.5	$296.0	$312.6	$8,384.0
Operating income (loss)	754.9	351.2	317.2	(57.3)	(115.4)	1,250.6
Depreciation and amortization	413.7	220.2	210.9	7.1	23.7	875.6
Equity affiliates’ income	60.9	44.3	38.0	5.7	—	148.9
Expenditures for long-lived assets	484.2	239.1	438.4	77.7	59.9	1,299.3
Investments in net assets of and advances to equity affiliates	234.3	552.9	434.1	18.8	—	1,240.1
Total assets	6,249.3	3,521.3	4,059.3	389.4	1,082.7	15,302.0

Reconciliation of Segments to Consolidated Operating Income [Table Text Block]
Below is a reconciliation of segment total operating income to consolidated operating income:

Operating Income	2016	2015	2014
Segment total	$1,619.9	$1,388.6	$1,250.6
Business separation costs	(50.6)	(7.5)	—
Business restructuring and cost reduction actions	(34.5)	(180.1)	(11.1)
Pension settlement loss	(5.1)	(19.3)	(5.2)
Goodwill and intangible asset impairment charge	—	—	(310.1)
Gain on previously held equity interest	—	17.9	—
Gain on land sales(A)	—	33.6	—
Consolidated Total	$1,529.7	$1,233.2	$924.2

(A)	Reflected on the consolidated income statements in “Other income (expense), net.”

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Below is a reconciliation of segment total assets to consolidated total assets:

Total Assets	2016	2015	2014
Segment total	$16,060.1	$14,760.0	$15,302.0
Discontinued operations	1,968.5	2,556.6	2,345.6
Consolidated Total	$18,028.6	$17,316.6	$17,647.6

Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Sales to External Customers	2016	2015	2014
United States	$2,911.7	$3,369.8	$3,590.4
Canada	225.7	247.1	311.3
Europe	2,186.5	1,989.2	2,290.1
Asia, excluding China	722.0	736.8	768.2
China	1,020.4	957.8	807.1
Latin America	437.4	523.6	616.9
Total	$7,503.7	$7,824.3	$8,384.0
Long-Lived Assets(A)	2016	2015	2014
United States	$3,411.4	$3,502.9	$3,510.7
Canada	639.0	577.4	518.0
Europe	1,292.5	1,379.8	1,638.7
Asia, excluding China	892.2	757.2	792.7
China	1,675.8	1,682.8	1,541.8
Latin America	348.8	337.2	440.1
Total	$8,259.7	$8,237.3	$8,442.0

(A)	Long-lived assets include plant and equipment, net.